Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Class of Treasury Stock	The following table summarizes the preferred units repurchases for the years ended December 31, 2024, 2023 and 2022.

	Year Ended December 31,
	2024		2023		2022
	#	$	#	$	#	$
Series A Preferred Units	—	—	29,395	700	38,057	932
Series B Preferred Units	—	—	131,081	3,272	72,804	1,758
Total	—	—	160,476	3,972	110,861	2,690